UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8030 Excelsior Drive, Suite 307
Madison, WI 53717
 (Address of principal executive offices) (Zip code)

Thomas G. Plumb
8030 Excelsior Drive, Suite 307
Madison, WI 53717
 (Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2018

www.plumbfunds.com

PLUMB FUNDS

September 30, 2018

Dear Fellow Shareholders:

We are pleased to state the Plumb Funds outperformed their respective benchmarks over the six months ending September 30, 2018. For the first six months of this fiscal year, the Plumb Balanced Fund was up 11.37% and led its blended benchmark*, which was up 6.08%. For the fiscal year, the Plumb Equity Fund was up 18.21% and led its blended benchmark*, which was up 10.07%.

Our investments relating to our “rise of innovation” secular trend thesis continued to bear fruit. Granted, innovation does not follow a consistent uniform upward curve, but tends to happen more in a step-like pattern as transformational new ideas build and evolve on top of one another. We are not trying to be first, looking for companies that are testing the “bleeding edge” or unproven, unprofitable stage of technological development or change. However, we do believe that recognizing a true secular change can allow one to participate with more proven leaders with successful business plans. We believe we are living in a time of amazing change as the digital revolution will continue to fuel innovations in artificial intelligence, machine learning, and digital cloud applications. These developments affect every one of us as products as diverse as smarter cars, new drug therapies or surgical applications, disease detection, and financial processing develop new products much more efficiently. More than at any time in our career, we are seeing old ways fall by the wayside even in where and how we as consumers or businesspeople buy the things we use in everyday life.

We continue to focus on investments that reflect our shared sustainable values. We believe we are doing something logical yet distinct here, attempting to identify good growth companies that have long-term secular tailwinds. We focus mainly on businesses where we feel secular and cyclical opportunities are aligned and have business models with the potential to provide self-funding growth strategies.

We continue to believe that global health care innovation is one area with dynamic opportunities. There has been some tremendous advancement in this field, including new drugs, therapies, early detection, treatment, medical devices, information systems, and robotics, to name just a few. Three of our investments held by both Funds in this area, Exact Sciences Inc, Abiomed, Inc. and Intuitive Surgical, Inc. were particularly beneficial to the Funds over the last fiscal year as they appreciated over 95.6%, 54.5% and 39.0% respectively, over the six months.

The digital and mobile enablement of financial transactions is another field where we believe continued secular trends provide significant growth potential, both In the United States and abroad. Cash and checks continue to represent a smaller share of the value of transaction payments, Companies servicing this trend remain the largest focus of the Plumb Funds’ equity investments during the period.

The Plumb Equity and Plumb Balanced Funds have different overall objectives. However, both may use many of the same equities to help meet those objectives.

PLUMB FUNDS

We are honored and pleased that you are a shareholder of the Plumb Funds. We remain steadfast in our approach and feel confident that it will continue to work for the long-term. We at Wisconsin Capital Management, LLC (the Plumb Funds’ advisor) are dedicated to a fundamental investment process that we believe can offer competitive returns over a market cycle. We welcome hearing from our shareholders and look forward to exploring the appropriateness of the Plumb Funds in helping to fulfill your investment goals.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Plumb Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price

PLUMB FUNDS

changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Bloomberg Barclays Capital Intermediate Government/Credit Bond Index and 10% MSCI EAFE index. The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index and 10% MSCI EAFE index. You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
September 30, 2018 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2018 (Unaudited) (Continued)

Plumb Balanced Fund

			Expenses Paid
	Beginning	Ending	During the Year*
	Account Value	Account Value	April 1, 2018 to
	April 1, 2018	September 30, 2018	September 30, 2018
Actual	$1,000.00	$1,113.70	$6.31

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.10	$6.02

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Plumb Equity Fund

			Expenses Paid
	Beginning	Ending	During the Year*
	Account Value	Account Value	April 1, 2018 to
	April 1, 2018	September 30, 2018	September 30, 2018
Actual	$1,000.00	$1,182.10	$6.51

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.10	$6.02

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of September 30, 2018
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2018
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of September 30, 2018
(as a Percentage of Total Investments) (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 64.95%

Capital Goods – 1.63%
Honeywell International, Inc.	8,500	$1,414,400

Diversified Financials – 3.78%
American Express Co.	15,500	1,650,595
Discover Financial Services	21,500	1,643,675
		3,294,270
Energy – 3.04%
Enbridge, Inc. (a)	40,000	1,291,600
Phillips 66	12,000	1,352,640
		2,644,240
Food, Beverage & Tobacco – 2.04%
Constellation Brands, Inc. – Class A	8,250	1,778,865

Health Care Equipment & Services – 5.94%
ABIOMED, Inc. (b)	4,600	2,068,850
Intuitive Surgical, Inc. (b)	3,000	1,722,000
Medtronic PLC (a)	14,000	1,377,180
		5,168,030
Media & Entertainment – 1.21%
Walt Disney Co.	9,000	1,052,460

Pharmaceuticals, Biotechnology
& Life Sciences – 3.46%
Canopy Growth Corp. (a)(b)	13,000	632,320
Exact Sciences Corp. (b)	20,000	1,578,400
Portola Pharmaceuticals, Inc. (b)	30,000	798,900
		3,009,620
Retailing – 3.61%
Amazon.com, Inc. (b)	800	1,602,400
Booking Holdings, Inc. (b)	775	1,537,600
		3,140,000
Semiconductors & Semiconductor Equipment – 6.87%
Microchip Technology, Inc.	19,000	1,499,290
NVIDIA Corp.	6,000	1,686,120
NXP Semiconductors NV (a)	12,500	1,068,750
QUALCOMM, Inc.	24,000	1,728,720
		5,982,880

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Software & Services – 31.43%
Adobe Systems, Inc. (b)	5,000	$1,349,750
Alibaba Group Holding Ltd. – ADR (a)(b)	8,500	1,400,460
Alphabet, Inc. – Class A (b)	900	1,086,372
Alphabet, Inc. – Class C (b)	500	596,735
ANSYS, Inc. (b)	9,000	1,680,120
Autodesk, Inc. (b)	8,000	1,248,880
Dassault Systemes SE – ADR (a)	10,000	1,491,500
First Data Corp. (b)	50,000	1,223,500
FleetCor Technologies, Inc. (b)	7,500	1,708,800
Guidewire Software, Inc. (b)	13,000	1,313,130
Mastercard, Inc. – Class A	10,000	2,226,100
Microsoft Corp.	15,000	1,715,550
PayPal Holdings, Inc. (b)	19,000	1,668,960
Salesforce.com, Inc. (b)	7,000	1,113,210
Square, Inc. (b)	12,000	1,188,120
Tyler Technologies, Inc. (b)	4,000	980,240
Visa, Inc. – Class A	17,000	2,551,530
WEX, Inc. (b)	9,000	1,806,840
Worldpay, Inc. (b)	10,000	1,012,700
		27,362,497
Technology Hardware & Equipment – 1.94%
Apple, Inc.	7,500	1,693,050
TOTAL COMMON STOCKS
(Cost $41,236,690)		56,540,312

	Principal
	Amount
CORPORATE BONDS – 30.40%

Banks – 7.36%
Bank of the Ozarks, Inc.
5.500%, 07/01/2026	$1,305,000	1,334,326
Citigroup, Inc. (c)
3.412% (3 Month LIBOR USD + 1.100%), 05/17/2024	1,500,000	1,512,894
Citigroup Funding, Inc. (c)
3.685% (3 Month LIBOR USD + 1.350%), 04/25/2024	500,000	503,636
Home BancShares, Inc.
5.625%, 04/15/2027	1,740,000	1,784,757
Wells Fargo & Co. (c)
6.104% (3 Month LIBOR USD + 3.770%), 03/29/2049	1,250,000	1,268,362
		6,403,975

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2018 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Capital Goods – 1.93%
Carlisle Cos., Inc.
3.500%, 12/01/2024	$500,000	$479,585
Owens Corning
4.200%, 12/15/2022	1,200,000	1,203,770
		1,683,355

Commercial & Professional Services – 1.19%
Dun & Bradstreet Corp. (d)
4.625%, 12/01/2022	500,000	504,861
Steelcase, Inc.
6.375%, 02/15/2021	500,000	527,082
		1,031,943

Diversified Financials – 3.59%
General Electric Co. (c)
3.334% (3 Month LIBOR USD + 1.000%),
03/15/2023	1,000,000	1,008,118
5.500%, 01/08/2020	1,000,000	1,029,080
JPMorgan Chase & Co.
6.750%, 01/29/2050	1,000,000	1,092,500
		3,129,698

Food, Beverage & Tobacco – 1.17%
Ingredion, Inc.
4.625%, 11/01/2020	1,000,000	1,021,568

Health Care Equipment & Services – 0.84%
CVS Pass-Through Trust
6.943%, 01/10/2030	229,448	256,445
Owens & Minor, Inc.
3.875%, 09/15/2021	500,000	471,563
		728,008

Insurance – 1.81%
Fidelity National Financial, Inc.
5.500%, 09/01/2022	1,000,000	1,063,042
Old Republic International Corp.
4.875%, 10/01/2024	500,000	515,070
		1,578,112

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2018 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Media – 1.16%
Time Warner Cable, LLC
4.000%, 09/01/2021	$1,000,000	$1,006,661

Pharmaceuticals, Biotechnology
& Life Sciences – 3.75%
Actavis Funding SCS (a)
3.000%, 03/12/2020	1,000,000	999,110
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	1,250,000	1,284,127
Zoetis, Inc.
3.450%, 11/13/2020	975,000	979,645
		3,262,882

Semiconductors & Semiconductor Equipment – 1.15%
KLA-Tencor Corp.
3.375%, 11/01/2019	1,000,000	1,002,064

Software & Services – 3.45%
CA, Inc.
4.500%, 08/15/2023	1,000,000	1,006,099
Fiserv, Inc.
3.500%, 10/01/2022	1,500,000	1,493,796
Symantec Corp.
4.200%, 09/15/2020	500,000	505,598
		3,005,493

Technology Hardware & Equipment – 3.00%
FLIR Systems, Inc.
3.125%, 06/15/2021	1,405,000	1,383,324
Motorola Solutions, Inc.
4.000%, 09/01/2024	1,250,000	1,226,887
		2,610,211
TOTAL CORPORATE BONDS
(Cost $26,763,039)		26,463,970

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2018 (Unaudited) (Continued)

	Principal
	Amount	Value
GOVERNMENT SECURITIES & AGENCY ISSUES – 1.72%

U.S. Treasury Notes – 1.72%
2.750%, 09/30/2020	$1,500,000	$1,498,096

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES
(Cost $1,498,359)		1,498,096

	Shares

SHORT-TERM INVESTMENT – 3.76%

Money Market Funds – 3.76%
First American Government Obligations Fund –
Class X – 1.91% (e)	3,274,570	3,274,570

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,274,570)		3,274,570

Total Investments (Cost $72,772,658) – 100.83%		87,776,948
Liabilities In Excess of Other Assets – (0.83)%		(717,816)
Total Net Assets – 100.00%		$87,059,132

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Foreign issued security. Foreign concentration is as follows: Canada: 2.21%, France: 1.71%, Cayman Islands: 1.61%, Ireland: 1.58%, Netherlands: 1.23%, Luxembourg: 1.15%.
(b)	Non-income producing security.
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of September 30, 2018.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate listed is as of September 30, 2018.
(e)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.52%

Capital Goods – 2.51%
Honeywell International, Inc.	6,000	$998,400

Diversified Financials – 3.27%
Discover Financial Services	17,000	1,299,650

Food, Beverage & Tobacco – 3.14%
Constellation Brands, Inc. – Class A	5,800	1,250,596

Health Care Equipment & Services – 8.47%
ABIOMED, Inc. (a)	4,300	1,933,925
Intuitive Surgical, Inc. (a)	2,500	1,435,000
		3,368,925

Pharmaceuticals, Biotechnology
& Life Sciences – 6.13%
Canopy Growth Corp. (a)(b)	10,000	486,400
Exact Sciences Corp. (a)	18,000	1,420,560
Portola Pharmaceuticals, Inc. (a)	20,000	532,600
		2,439,560

Retailing – 7.15%
Amazon.com, Inc. (a)	750	1,502,250
Booking Holdings, Inc. (a)	675	1,339,200
		2,841,450

Semiconductors & Semiconductor Equipment – 10.78%
Microchip Technology, Inc.	13,500	1,065,285
NVIDIA Corp.	4,200	1,180,284
NXP Semiconductors NV (b)	10,000	855,000
Qualcomm, Inc.	16,500	1,188,495
		4,289,064

Software & Services – 52.23%
Adobe Systems, Inc. (a)	4,000	1,079,800
Alibaba Group Holding Ltd. – ADR (a)(b)	5,700	939,132
Alphabet, Inc. – Class A (a)	1,000	1,207,080
ANSYS, Inc. (a)	7,600	1,418,768
Autodesk, Inc. (a)	7,500	1,170,825
Dassault Systemes SE – ADR (b)	8,500	1,267,775
Guidewire Software, Inc. (a)	13,000	1,313,130
First Data Corp. (a)	45,000	1,101,150

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Software & Services (Continued)
FleetCor Technologies, Inc. (a)	5,900	$1,344,256
Mastercard, Inc. – Class A	8,000	1,780,880
PayPal Holdings, Inc. (a)	15,000	1,317,600
Square, Inc. (a)	11,500	1,138,615
Tyler Technologies, Inc. (a)	5,000	1,225,300
Visa, Inc. – Class A	13,000	1,951,170
WEX, Inc. (a)	7,500	1,505,700
Worldpay, Inc. (a)	10,000	1,012,700
		20,773,881

Technology Hardware & Equipment – 2.84%
Apple, Inc.	5,000	1,128,700
TOTAL COMMON STOCKS
(Cost $23,065,116)		38,390,226

SHORT-TERM INVESTMENTS – 6.25%

Money Market Funds – 6.25%
First American Government Obligations Fund –
Class X – 1.91% (c)	2,486,194	2,486,194

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,486,194)		2,486,194

Total Investments (Cost $25,551,310) – 102.77%		40,876,420
Liabilities In Excess of Other Assets – (2.77)%		(1,101,893)
Total Net Assets – 100.00%		$39,774,527

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: France: 3.19%, Cayman Islands: 2.36%, Netherlands: 2.15%, Canada: 1.22%.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2018 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$87,776,948	$40,876,420
Dividends and interest receivable	284,037	5,051
Receivable for fund shares sold	725,706	66,980
Prepaid assets	21,237	17,858
Total Assets	88,807,928	40,966,309

Liabilities
Payable for investments purchased	1,644,343	825,995
Payable to Advisor (a)	49,880	14,780
Accrued distribution fee	18,473	8,996
Payable for funds shares redeemed	5,228	306,677
Payable to directors	—	2,157
Accrued expenses and other liabilities	30,872	33,177
Total Liabilities	1,748,796	1,191,782
Net Assets	$87,059,132	$39,774,527

Net Assets Consist Of:
Paid in Capital	$69,996,533	$21,162,400
Accumulated net investment income (loss)	214,699	(117,250)
Accumulated net realized gain	1,843,610	3,404,267
Net unrealized appreciation on investments	15,004,290	15,325,110
Net Assets	$87,059,132	$39,774,527

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	2,717,104	1,169,070
Net asset value, offering and
redemption price per share	$32.04	$34.02

* Cost of Investments	$72,772,658	$25,551,310

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2018 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividend income (Net of foreign withholding
taxes of $6,097 and $1,228, respectively)	$182,885	$82,634
Interest	432,832	9,585
Total Investment Income	615,717	92,219

Expenses:
Investment Advisor’s fee (a)	229,186	114,416
Distribution fees	65,000	34,517
Fund administration and accounting fees	29,484	27,332
Transfer agent fees and expenses	24,529	20,896
Director fees and expenses	16,113	10,405
Legal fees	13,140	13,140
Registration fees	12,377	12,470
Insurance expense	8,148	5,130
Audit and tax fees	7,869	7,869
Custody fees	4,293	4,987
Printing and mailing expense	2,650	2,188
Total expenses before waiver/recoupment	412,789	253,350
Less: Net fees waived/reimbursed and/or
recouped by Advisor (a)	6,798	(43,881)
Net Expenses	419,587	209,469
Net Investment Income (Loss)	196,130	(117,250)

Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,847,756	1,408,185
Net realized gain on foreign
currency translation	3	—
Net change in unrealized
appreciation on investments	4,847,018	4,442,648
Net realized gain on investments	6,694,777	5,850,833

Net Increase in Net Assets
Resulting from Operations	$6,890,907	$5,733,583

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2018	2018
	(Unaudited)
Operations:
Net investment income	$196,130	$217,141
Net realized gain on investments	1,847,756	3,440,919
Net realized gain on foreign
currency translation	3	62
Net change in unrealized appreciation
on investments	4,847,018	1,996,363
Net increase in net assets
resulting from operations	6,890,907	5,654,485

Dividends And Distributions To Shareholders:
Net investment income	—	(252,532)
Total dividends and distributions	—	(252,532)

Capital Share Transactions:
Proceeds from shares sold	55,711,281	9,376,488
Shares issued in reinvestment of dividends	—	123,249
Cost of shares redeemed	(20,265,322)	(3,460,399)
Net increase in net assets
from capital share transactions	35,445,959	6,039,338

Total increase in net assets	42,336,866	11,441,291

Net Assets:
Beginning of period	44,722,266	33,280,975
End of period*	$87,059,132	$44,722,266

* Including accumulated
net investment income of	$214,699	$18,569

Change in Shares Outstanding:
Shares sold	1,816,673	331,809
Shares issued in reinvestment of dividends	—	4,347
Shares redeemed	(654,241)	(126,230)
Net increase	1,162,432	209,926

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2018	2018
	(Unaudited)
Operations:
Net investment loss	$(117,250)	$(216,923)
Net realized gain on investments	1,408,185	4,862,307
Net change in unrealized appreciation
on investments	4,442,648	2,707,535
Net increase in net assets
resulting from operations	5,733,583	7,352,919

Dividends And Distributions To Shareholders:
Net realized gains on investment	—	(2,950,416)
Total dividends and distributions	—	(2,950,416)

Capital Share Transactions:
Proceeds from shares sold	9,492,046	17,535,465
Shares issued in reinvestment of dividends	—	2,934,704
Cost of shares redeemed	(5,091,753)	(18,765,097)
Net increase in net assets
from capital share transactions	4,400,293	1,705,072

Total increase in net assets	10,133,876	6,107,575

Net Assets:
Beginning of period	29,640,651	23,533,076
End of period*	$39,774,527	$29,640,651

* Including accumulated net
investment loss of	$(117,250)	$—

Change in Shares Outstanding:
Shares sold	303,978	649,047
Shares issued in reinvestment of dividends	—	107,341
Shares redeemed	(164,935)	(678,971)
Net increase	139,043	77,417

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2018
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$28.77
Operations:
Net investment income(1)	0.07
Net realized and unrealized gain (loss)	3.20
Total from investment operations	3.27

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the period	3.27

Net asset value, end of period	$32.04
Total return(2)	11.37	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$87,059
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.17	%(4)
After expense reimbursement and waivers/recoupment(5)	1.19	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment(5)	0.56	%(4)
Portfolio turnover rate	32	%(3)

(1)	Net investment income per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the six months ended September 30, 2018.
(4)	Annualized for the six months ended September 30, 2018.
(5)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.30%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2018	2017	2016	2015	2014

$24.75	$21.69	$22.75	$20.97	$18.34

0.15	0.13	0.15	0.24	0.29
4.05	3.05	(1.05)	1.77	2.63
4.20	3.18	(0.90)	2.01	2.92

(0.18)	(0.12)	(0.16)	(0.23)	(0.29)
(0.18)	(0.12)	(0.16)	(0.23)	(0.29)

4.02	3.06	(1.06)	1.78	2.63

$28.77	$24.75	$21.69	$22.75	$20.97
16.98%	14.70%	-3.98%	9.65%	16.01%

$44,722	$33,281	$32,229	$35,098	$33,410

1.50%	1.68%	1.65%	1.62%	1.58%
1.26%	1.28%	1.25%	1.25%	1.25%

0.57%	0.56%	0.65%	1.05%	1.36%
37%	29%	52%	53%	46%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2018
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$28.78
Operations:
Net investment income (loss)(1)	(0.10)
Net realized and unrealized gain (loss)	5.34
Total from investment operations	5.24

Dividends and distributions to shareholders:
Dividends from net investment income	—
Distributions from realized gains	—
Total dividends and distributions	—

Change in net asset value for the period	5.24

Net asset value, end of period	$34.02
Total return(3)	18.21	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$39,775
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.44	%(5)
After expense reimbursement and waivers(6)	1.19	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(6)	-0.67	%(5)
Portfolio turnover rate	27	%(4)

(1)	Net investment income per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile both the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for the six months ended September 30, 2018.
(5)	Annualized for the six months ended September 30, 2018.
(6)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.45%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2018	2017	2016	2015	2014

$24.70	$20.40	$24.26	$21.57	$17.87

(0.21)	(0.15)	(0.10)	(0.01)	0.11
7.84 (2)	4.69	(1.16)	2.96	3.70
7.63	4.54	(1.26)	2.95	3.81

—	—	—	(0.04)	(0.11)
(3.55)	(0.24)	(2.60)	(0.22)	—
(3.55)	(0.24)	(2.60)	(0.26)	(0.11)

4.08	4.30	(3.86)	2.69	3.70

$28.78	$24.70	$20.40	$24.26	$21.57
31.65%	22.38%	-5.76%	13.76%	21.38%

$29,641	$23,533	$21,423	$24,130	$23,540

1.68%	1.86%	1.82%	1.72%	1.68%
1.36%	1.43%	1.40%	1.40%	1.40%

-0.79%	-0.74%	-0.48%	-0.05%	0.38%
69%	18%	41%	52%	52%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2018 (Unaudited)

1. ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

PLUMB FUNDS

Notes to Financial Statements
September 30, 2018 (Unaudited) (Continued)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used, as of September 30, 2018, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Investments in:
Common Stocks*	$56,540,312	$—	$—	$56,540,312
Corporate Bonds*	—	26,463,970	—	26,463,970
Government Securities
& Agency Issues*	—	1,498,096	—	1,498,096
Short-Term Investments*	3,274,570	—	—	3,274,570
Total	$59,814,882	$27,962,066	$—	$87,776,948

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Investments in:
Common Stocks*	$38,390,226	$—	$—	$38,390,226
Short-Term Investments*	2,486,194	—	—	2,486,194
Total	$40,876,420	$—	$—	$40,876,420

*	For detailed industry descriptions, refer to the Schedule of Investments.

As of and during the period ended September 30, 2018, no securities were transferred into or out of Level 1 or Level 2. It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period. The Funds did not hold any derivative instruments during the period ended September 30, 2018.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses:

Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2018 (Unaudited) (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended September 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended September 30, 2018, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2018 (Unaudited) (Continued)

Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

3. DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee up to 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the period ended September 30, 2018, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $65,000 and $34,517, respectively, pursuant to the 12b-1 Plan.

4. INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective December 1, 2017, Wisconsin Capital Management, LLC, the investment advisor to the Funds (the “Advisor”), has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each of the Funds to 1.19% of such Fund’s average daily net assets. This contractual limitation is in effect until July 31, 2019, and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Prior to December 1, 2017, the Plumb Balanced Fund and the Plumb Equity Fund’s expense cap was 1.30% and 1.45%, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended September 30, 2018, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $9,961 and $43,881, respectively. For the period ended September 30, 2018, the Advisor recouped expenses from the Plumb Balanced Fund in the amount of $16,759.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2018 (Unaudited) (Continued)

As of September 30, 2018, the Adviser has waived and recouped fees. The following table shows the remaining amount subject to potential recoupment as of September 30, 2018 and expiring on:

Plumb Balanced Fund	Plumb Equity Fund
March 31, 2019 . . . . . . . $ 64,369	March 31, 2019 . . . . . . . $ 52,916
March 31, 2020 . . . . . . . $130,821	March 31, 2020 . . . . . . . $ 93,826
March 31, 2021 . . . . . . . $122,739	March 31, 2021 . . . . . . . $110,110
March 31, 2022 . . . . . . . $ 9,961	March 31, 2022 . . . . . . . $ 43,881

5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$2,487,269	$2,975,100	$53,376,164	$18,255,881
Plumb Equity Fund	$—	$—	$10,832,319	$6,772,619

6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2018 certain entities and their affiliates which may control or be under common control with the Advisor including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, either directly or for the benefit of their customers, collectively owned 29.11% of the Plumb Balanced Fund and 45.23% of the Plumb Equity Fund.

7. FEDERAL TAX INFORMATION

As of March 31, 2018 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$10,705,342	$11,253,757
Unrealized depreciation	(552,220)	(371,295)
Net tax unrealized
appreciation on investments	10,153,122	10,882,462
Undistributed ordinary income	18,569	411,622
Undistributed long-term capital gain	—	1,584,460
Total accumulated gains	$10,171,691	$12,878,544

PLUMB FUNDS

Notes to Financial Statements
September 30, 2018 (Unaudited) (Continued)

The tax cost of investments as of March 31, 2018 was $34,728,226 and $18,740,814 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The Plumb Balanced Fund had $1,932,990 of capital loss carryovers which expired on March 31, 2018.  There are no other outstanding capital loss carryovers applicable to the Funds as of March 31, 2018.

Prior year capital loss carryovers of $3,307,764 and $0 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were utilized during the year.

As of March 31, 2018, the Funds deferred, on a tax basis, late year and post-October losses of:

	Plumb Balanced Fund	Plumb Equity Fund
Late Year Ordinary	$—	$—
Post-October	$—	$—

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2018 and 2017 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Distributions paid from:
Ordinary Income	$252,532	$173,578
Total Distributions Paid	$252,532	$173,578

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Distributions paid from:
Ordinary Income	$298,128	$—
Long-Term Capital Gains	2,652,288	231,808
Total Distributions Paid	$2,950,416	$231,808

PLUMB FUNDS

Additional Information (Unaudited)

BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 10, 2018, the Board of Directors, including all of the Independent Directors (a majority of whom were present in person), unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor.  Under this waiver, the Advisor agreed to limit expenses (exclusive of any acquired fund fees and expenses) until July 31, 2019, to 1.19% for each of the Plumb Balanced Fund and Plumb Equity Fund to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.  The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors.

In connection with its consideration of the Advisory Agreement, the Board reviewed, discussed, and considered various materials at this meeting, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum and related materials from the Funds’ management providing information regarding:

	o	the Funds’ absolute performances as well as their performances relative to industry benchmarks and universes of relevant peers identified by Morningstar;

	o	the expense ratios of the Funds compared to their respective peers identified by Morningstar; and

	o	the scope of investment management services provided by the Advisor;

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	the Advisory Agreement with the Advisor; and

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio manager and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement and additional services provided by the Advisor that were not required under the Agreement.  The Board considered the background and experience of the Funds’ portfolio manager as well as other advisory, compliance, and other miscellaneous support provided by the Advisor.  The Board observed that, in addition to investment management and broker-selection services, the Advisor oversees the performance of regular compliance and risk analysis functions for the Funds, as well as provides office space, equipment, and certain information-technology services necessary for the operation of the Funds.

The Board determined that the significant experience of the Advisor and portfolio manager, including over 30 years of managing mutual funds, made them well qualified to continue managing the Funds.  The Board noted that, based on the information presented to it at this meeting and during previous quarters, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs.  The Board discussed the investment-related and other support available from the Advisor, in particular following the transition to a new administrator for the Funds.  The Advisor indicated that the corporate parent of the Advisor, TGP, Inc., continues to be committed to supporting the Advisor, an assertion that the Board determined was supported by various efforts undertaken by the Advisor to market and grow the Funds during the past year.  The Advisor also suggested that recent asset growth of the Funds would facilitate additional support going forward.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the year-to-date, one-year, three-year, five-year, and ten-year performances of the Balanced Fund and Equity Fund.  The Advisor and the Board discussed the performance of the Funds, noting that the Balanced Fund had performed in the top quintile of its Morningstar category over the year-to-date,

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

one-year, three-year, and five-year periods and in the second quintile over the ten-year period.  The Board observed that the Equity Fund had ranked in the top quintile of its Morningstar category over the year-to-date, one-year, three-year, and five-year periods, although it had ranked in the fourth quintile for the ten-year period.  The Board discussed the strong performance of each Fund over the past five years. The Advisor discussed efforts by the Advisor on behalf of the Funds to generate outperformance while moderating volatility.  After considering the performances of the Balanced Fund and the Equity Fund, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Board reviewed the expense ratios for each Fund, noting that pre-waiver expense ratios totaled 1.50 percent for the Balanced Fund and 1.68 percent for the Equity Fund, and that after the waiver of certain fees and expenses, the expense ratio for each Fund was currently 1.19 percent, which reflected a more significant voluntary waiver than in the prior year.  The Advisor said that it was proposing to continue fee waivers for each of the Funds through July 31, 2019, at their current levels. The Board observed that the gross expense ratio for both Funds had decreased over the past fiscal year, which was in part attributable to the growth in assets of the Funds during that period.  The Advisor acknowledged that the expense ratios for both Funds, and particularly the Balanced Fund, were higher than both the average and the median of their respective Morningstar comparison group, and that the expense ratio for the Balanced Fund was also higher than its Morningstar category average.  The Advisor attributed this in part to the Morningstar categories including funds and fund complexes with significantly larger amounts of assets under management, and that these higher asset levels tended to drive down fees and expenses for those other funds and fund complexes.  The Board concluded that the fees charged by the Advisor to the Funds were appropriate given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

The extent to which economies of scale will be realized as the Funds grow.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase.  The Board observed that the modest growth of the Funds was already having a favorable impact on the gross expense ratios of each of the Funds.  The Board agreed that additional increases in assets would likely help the Funds to achieve economies of scale in the Funds’ operations, but that in light of their continued relatively small size, neither Fund had yet to achieve any significant economies of scale.  The Board concluded that although their

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

expense ratios were trending in a positive direction, neither the Balanced Fund nor the Equity Fund was likely to realize material economies of scale until assets under management in each grew significantly.

Profits realized by the Advisor.

The Advisor discussed its profitability, indicating that it does not provide similar services to any other registered investment company.  The Advisor noted that the Advisor currently manages very few accounts other than the Funds.  The Advisor indicated that none of these other accounts had identical investment objectives as either of the Funds and provided an overview of its standard investment advisory contract fee schedule for its separately managed account clients.  The Board considered the fees for these other accounts. The Advisor expressed its belief that the standard contract is not directly comparable to the advisory contract with the Funds because separately managed account clients do not require the same level of services or the same level of regulatory and compliance costs as does a registered investment company. The Advisor discussed the revenues and profits generated by the Funds in 2017 and those projected for 2018. The Advisor indicated that while the Funds do not generate significant profitability for the Advisor at this time, they have continued to be sustainable and generally slightly profitable over the past several years, and could improve their profitability if the Funds continued to grow.

After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.

(This Page Intentionally Left Blank.)

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8030 Excelsior Drive, Suite 307
Madison, WI  53717
Telephone:  (608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)*    /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    December 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    December 10, 2018

By (Signature and Title)*    /s/Nathan Plumb
Nathan Plumb, Chief Financial Officer (Principal Financial Officer)

Date    December 10, 2018

* Print the name and title of each signing officer under his or her signature.